Discontinued Operations - Narrative (Details) - SumTotal - USD ($) $ in Millions	Jun. 12, 2022	Aug. 15, 2022
Discontinued Operations
Percentage of outstanding shares of capital stock sold	100.00%
Net proceeds received	$ 172.0	$ 172.0